Significant Accounting Policies	12 Months Ended
Sep. 30, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Going Concern

As of September 30, 2024, the Company had current assets and current liabilities of $20,844,359 and $40,961,435 respectively. Additionally, the Company incurred a net loss of $10,189,391 for the current year, resulting in an accumulated deficit of $18,527,479. This condition raises substantial doubt about the Company’s ability to continue as a going concern. Therefore, the Company may be unable to realize its assets and discharge its liabilities in normal course of business.

The Company meets its day-to-day working capital requirements through its bank facilities. Most of the bank borrowings as of September 30, 2024 that are repayable within the next 12 months are subject to renewal and the management is confident that these borrowings can be renewed upon expiration based on the Company’s past experience and credit history.

In order to strengthen the Company’s liquidity in the foreseeable future, the Company has taken the following measures:

(i)	Negotiating with banks in advance for renewal and obtaining new banking facilities;

(ii)	Diversifying financing channels includes but is not limited to methods such as equity financing; and

(iii)	Implementing various strategies to enhance sales and profitability.

While the Company believes in the viability of its strategy to increase sales volume and in its ability to raise additional funds, there can be neither any assurances to that effect, nor any assurance that the Company will be successful in securing sufficient funds to sustain the operations.

The Company has also taken an intensive review of operations and expenditures, including selling and administration expenses, to identify and eliminate inefficiencies and redundancies in order to preserve cash while maintaining the business. Given the Company’s existing cash balances and projected cash generated by, and used in, operating activities, the Company believes that it will have sufficient liquidity to fund its operating activities, and react as necessary to market changes, which may include working capital needs for at least twelve months from September 30, 2024. The management has a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future.

These consolidated financial statements do not reflect adjustments to the carrying value of assets and liabilities, reported expenses and statement of financial position classification that would be necessary if going concern assumption was not appropriate.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America (“U.S. GAAP”) and have been consistently applied. The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and the accompanying notes. Such estimates include, but are not limited to, allowances for doubtful accounts, inventory valuation, useful lives of property, plant and equipment, intangible assets, and income taxes related to realization of deferred tax assets and uncertain tax position. Actual results could differ from those estimates.

Foreign currency translation

The financial records of the Company’s subsidiaries in China are maintained in their local currencies which are Chinese Yuan (“RMB”). Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the consolidated balance sheet dates. Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income, net in the consolidated statements of income and comprehensive income.

The Company and its subsidiaries in British Virgin Islands and Hong Kong maintained their financial record using the United States dollar (“USD”) as the functional currency, while the subsidiaries of the Company in mainland China maintained their financial records using RMB as the functional currency. The reporting currency of the Company is USD. When translating local financial reports of the Company’s subsidiaries into USD, assets and liabilities are translated at the exchange rates at the consolidated balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of income and comprehensive income.

The relevant exchange rates are listed below:

	September 30, 2024	September 30, 2023	September 30, 2022
Period ended RMB: USD exchange rate	7.0176	7.2960	7.1135
Period average RMB: USD exchange rate	7.2043	7.0533	6.5532

Cash and cash equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash is certain portion of bank deposit used for pledging or guarantee purpose.

Accounts receivable and allowance for doubtful accounts

Accounts receivable is recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on an aging analysis basis. The provision is recorded against accounts receivable balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

Advances to suppliers

Advances to suppliers refer to advances for purchase of materials or other services, which are applied against accounts payable when the materials or services are received.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered as impaired. The allowance for advances to suppliers recognized as of September 30, 2024 and 2023 were $593,145 and $502,027, respectively.

Advances from customers

Advances from customers refer to advances received from customers regarding product sales, for which revenue is recognized upon delivery.

Property, plant and equipment, net

Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:

Useful Lives
Buildings	20 years
Machinery and equipment	5-10 years
Transportation vehicles	4-5 years
Office equipment	3-5 years
Electronic equipment	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Leasehold Improvement

Leasehold improvement projects refer to the renovation, refurbishment, or decoration of leased premises or assets with the aim of enhancing efficiency and value. Leasehold improvement assets are initially measured at cost upon acquisition and are amortized over their estimated useful lives, typically the lease term. Amortization expense is recognized using the straight-line method.

Construction in progress

Construction in progress refers to ongoing or partially completed projects that the Company is engaged in, including land development, new building construction, remodeling and renovation projects, among others. Construction in progress is measured using the cost model. The cost of construction in progress includes direct labor costs, material costs, subcontractor expenses, and interest expenses directly related to the project. The cost model is based on actual incurred expenses and is continuously updated.

Upon completion of the construction in progress, the Company will apply the applicable accounting standards and policies to amortize the asset based on its estimated useful life and estimated fair value. The method of amortization will be determined based on the nature of the project and the Company’s accounting policies.

Land use rights, net

Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization.

Rental period
Land use rights	20-50 years

Intangible assets, net

Intangible assets consist of software and patent purchased from other companies and capitalized software developed by the Company, which are recorded at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Software	3 years
Patent	10 years

Capitalized software represents software that is developed or purchased by an entity that will be sold, leased, or marketed as a stand-alone product as well as a software that will be sold as part of another product or process. All costs of developing software prior to establishing its technological feasibility are research and development costs and are expensed as incurred. Technological feasibility is achieved when an entity has completed all planning, designing, coding, and testing activities necessary to establish that the software product can be produced to meet its design specifications, including functions, features, and technical performance requirements. As described in ASC 985-20-25-1, this can be achieved through the use of either (1) a detail program design, or (2) the combination of a product design and working model, which have been confirmed for completeness by testing. Costs of developing software after establishing technological feasibility are recorded capitalized software.

The capitalized costs of developing software that will be sold, leased, or marketed will be amortized separately for each software product. An entity begins   amortizing the capitalized costs of the software when the product first becomes available for general release to customers.

For the year ended September 30, 2024, the Company purchased intangible assets from third parties, and engaged third parties to develop the intangible assets for the Company.

Lease

From the Perspective as a Lessee

The Company has three operating leases for manufacturing facilities and offices with no option to renew and the Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. When each lease begins, the management evaluates factors such as the lease term, rental payment method, and transfer of control to determine whether it should be classified as an operating lease or finance lease. Effective October 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed in financial statements. For related leases before the adoption date October 1, 2019, ROU assets and related lease obligations are recognized at adoption date based on the present value of remaining lease payments over the lease term. For related leases after the adoption date, ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

From the Perspective as a Lessor

The Company leased a building to a third party for a period of 3 years starting in June 2021, without a purchase option at the end of the lease term. The Company classified this lease as an operating lease. As per ASC 842, the lease income is recognized on a monthly basis throughout the lease term, as the Company has provided the lessee with the right to use the building. The Company chose to exclude sales taxes and other similar taxes collected from the lessee from revenue. There is no option for lease renewal stated in the lease agreement, and any contract renewal would be based on negotiations prior to the expiration of the lease.

The Company also leased some equipment to third parties, without a purchase option at the end of the lease term, while lease term of those equipment leases is mostly from 3 to 6 months. The Company classified the leases as operating leases. As per ASC 842, the lease income is recognized on a monthly basis throughout the lease term, as the Company has provided the lessees with the right to use the equipment. The Company chose to exclude sales taxes and other similar taxes collected from the lessee from revenue. There is no option for lease renewal stated in the lease agreement, and any contract renewal would be based on negotiations prior to the expiration of the lease.

Long-term investment

Company’s long-term investment consists of equity investments without a readily determinable fair value.  Under ASC Topic 321, Accounting for Equity Securities and Equity Investment, a measurement alternative is allowed for equity securities without a readily determinable fair value. Under the measurement alternative, the investment is measured at cost minus impairment, if any, plus or minus changes results from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

Convertible notes

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging -Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. For share-settled convertible debt and convertible preferred stock, the if-converted method is typically used to account for diluted earnings per share. For public companies, the guidance is effective for years beginning after December 15, 2021, and interim periods within those years. Early adoption is permitted. The Company adopted this standard beginning October 1, 2023. Following the adoption of ASU 2020-06 Convertible notes are recorded and disclosed as convertible notes payable, net of unamortized discount.

Long-term payables

The Company has four borrowing-transactions with four third-party by using the company’s equipment as the guarantee. In these borrowing arrangements, the Company has no obligation to transferring the underlying asset to an unaffiliated third party. All these machineries are currently being used by the Company for its production purpose.

For accounting purposes, the Company recognized these transactions as a financial liability measured at amortized cost subsequent to initial recognition.

The balances with these third-party lenders as of September 30, 2024 and 2023 are $516,940 and $nil.

For the years ended September 30, 2024, 2023, and 2022, the Company recognized interest expense of $64,735, $10,557 and $67,747, respectively.

Impairment of long-lived assets

The Company’s management reviews the carrying values of long-lived assets whenever events and circumstances, such as a significant decline in the asset’s market value, obsolescence or physical damage affecting the asset, significant adverse changes in the assets use, deterioration in the expected level of the assets performance, cash flows for maintaining the asset are higher than forecast, indicate that the net book value of an asset may not be recovered through expected future cash flows from its use and eventual disposition. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

There was no impairment charge recognized for long-lived assets for the years ended September 30, 2024 and 2023.

Fair value measurement

Fair value measurements and disclosures requires disclosure of the fair value of financial instruments held by the Company. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology use one or more unobservable inputs which are significant to the fair value measurement. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

For the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, due to related parties, notes receivable, notes payable, and short-term borrowing, the carrying amounts approximate their fair values due to their short maturities as of September 30, 2024 and 2023.

Value-added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. All of the Company’s products sold in the PRC are subject to a VAT on the gross sales price. The Company is subject a VAT rate of 13% effective on April 1, 2019. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Revenue recognition

The Company generates its revenues mainly from sales of display modules and polarizers to third-party customers, who are mainly display manufacturers and end-brand customers. The Company follows Financial Accounting Standards Board (FASB) ASC 606 and accounting standards updates (“ASU”) 2014-09 for revenue recognition. On October 1, 2017, the Company has early adopted ASU 2014-09, which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company considers customer purchase orders to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which is distinct, to be the identified performance obligations. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent).

In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. The Company offers customer warranty of six months to five years for defective products that is beyond contemplated defective rate mutually agreed in contract with customers. The Company analyzed historical refund claims for defective products and concluded that they have been immaterial.

Revenues are reported net of all VAT. As the Company’s standard payment terms are less than one year, the Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery. For international sales, the Company sells its products primarily under the free onboard (“FOB”) shipping point term. For sales under the FOB shipping point term, the Company recognizes revenues when products are delivered from Company to the designated shipping point. Prices are determined based on negotiations with the Company’s customers and are not subject to adjustment.

The Company also generates revenues from providing repair services. Revenues from repair service agreements are recognized at a point in time once the service is rendered to the customer. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company has control over the progress of the maintenance service and bears responsibility for its results. Additionally, the Company also charges the customers a specified fee. These factors indicate that the Company is considered the principal for revenue recognition.

The Company also generates revenue from leasing properties and some small equipment. These leases have varying terms ranging from one month to three years, and the leases do not include a purchase option for the lessee to buy the leased assets, and ownership is not transferred to the lessee. Therefore, these leases are classified as operating leases. Revenue from these leases is recognized on a monthly basis throughout the lease term based on the contractual amount.

The Company also generate revenues from providing research and development services. Revenues from research and development are mainly generated from video conferencing system development service. When the contract is awarded, the Company will develop the video conferencing system significantly customized to the needs of the customer. The duration of contracts ranges from nine months to twelve months. The Company develops the customized video conferencing system, which is combined output, to the customers. Therefore, each development contract is a single performance obligation under ASC 606-10-25-21. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). During the development process, the Company allocates resources, conducts design and testing activities, and assumes risks and responsibilities, including development costs and system quality. As a result, the Company is considered the principal that directly provides the services.

The Company is not able to sell the research and development services to another customer due to the individual customization of each contract and the Company has an enforceable right to payment for performance completed to date, which meets the criteria of the performance obligation over time under ASC 606-10-25-29. For performance obligations satisfied over time, the Company recognizes revenue over time by using the output method to measure the progress toward complete satisfaction of a performance obligation. The Company used the milestones reached method specified in each contract to determine the extent of progress toward completion.

Government subsidies

Government subsidies refer to the financial assistance provided by the government to enterprises, either in the form of monetary or non-monetary assets, without charge. These subsidies can be categorized into two types: subsidies related to assets and subsidies related to revenue.

Subsidies related to assets: These subsidies are obtained by enterprises and used for the acquisition or formation of long-term assets. Typically, the terms and conditions of the subsidy require the enterprise to utilize the funds for the acquisition of long-term assets. In terms of accounting treatment, there are two options available: i)Recognition as deferred income: The subsidy related to assets can be recognized as deferred income, which is gradually recognized in the income statement as the assets are utilized. ii)Reduction of the carrying value of assets: The subsidy can also be used to reduce the carrying value of the long-term assets, reflecting their actual acquisition costs.

Subsidies related to revenue: These subsidies, which are distinct from those related to assets, are primarily aimed at compensating enterprises for expenses or losses that have already occurred or are expected to occur. Due to their shorter benefit period, they are typically recognized in the income statement or used to offset related costs when the conditions of the subsidy are met.

For the years ended September 30, 2024, 2023 and 2022, the Company received government subsidies of $647,342, $773,716 and $1,505,943, respectively. The grants were recorded as other income in the consolidated financial statements.

Research and development costs

Research and development activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries, contract services and supplies, are expensed as incurred.

Shipping and handling costs

Shipping and handling costs are expensed when incurred and are included in selling and marketing expense. Shipping and handling costs were $354,577, $262,763 and $396,899 for the years ended September 30, 2024, 2023 and 2022, respectively.

Income taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

To the extent applicable, the Company records interest and penalties as other expense. All of the tax returns of the Company’s PRC subsidiaries remain subject to examination by PRC tax authorities for five years from the date of filing. The year for tax purpose in PRC is December 31.

The Company is not subject to U.S. tax laws and local state tax laws. The Company’s income and that of its related entities must be computed in accordance with Chinese and foreign tax laws, as applicable, and all of which may be changed in a manner that could adversely affect the amount of distributions to shareholders. There can be no assurance that Income Tax Laws of PRC will not be changed in a manner that adversely affects shareholders. In particular, any such change could increase the amount of tax payable by the Company, reducing the amount available to pay dividends to the holders of the Company’s ordinary shares.

Earnings per share

Earnings per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive ordinary share equivalents. Dilutive ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. There were no dilutive ordinary share equivalents outstanding during the years ended September 30, 2024, 2023 and 2022.

Significant risks and uncertainties

Exchange Rate Risks

The Company operates in PRC, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, restricted cash, accounts receivables, and notes receivable. The Company places its cash and cash equivalents, restricted cash, and note receivable in good credit quality financial institutions in Hong Kong and PRC. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. Although the Company’s interest-bearing loans carry fixed interest rates within the reporting period, the Company is still subject to the risk of adverse changes in the interest rates charged by the banks if and when these loans are refinanced.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates. Management periodically reviews new accounting standards that are issued.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. The amendments in this update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyzes. Currently, Topic 280 requires that a public entity disclose certain information about its reportable segments. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in this Update do not change or remove those disclosure requirements. The amendments in this Update also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. For all public entities that are required to report segment information in accordance with Topic 280, the amendments in this Update are effective for years beginning after December 15, 2023, and interim periods within years beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material effect on the Company’s financial position, result of operations or cash flows.